Summary of Significant Accounting Policies (Tables)	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
Accounting Policies [Line Items]
Summary of Basic and Diluted Net Earnings (loss) Per Common Share
A reconciliation of net loss available to common stockholders and the number of shares in the calculation of basic and diluted loss per share is as follows:

	Three Months Ended March 31,
	2022	2021
Net loss	$(11,808)	$(21,002)

Weighted-average shares used in computing net loss per share, basic and diluted	16,204,614	14,602,926

Net loss per share attributable to common stockholders, basic and diluted	$(0.73)	$(1.44)

A reconciliation of net loss available to common stockholders and the number of shares in the calculation of basic and diluted loss per share is as follows:

	Year Ended December 31,
	2021	2020
Net loss	$(55,319)	$(19,862)

Denominator:
Weighted-average shares used in computing net loss per share, basic and diluted	14,881,325	13,862,582

Net loss per share attributable to common stockholders, basic and diluted	$(3.72)	$(1.43)

Schedule Of Cash Cash Equivalents And Short Term Investments
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheets that total to the amounts shown in the consolidated statements of cash flows for the Company:

	December 31,
	2021	2020
Cash and cash equivalents	56,034	30,537
Restricted cash	3,257	497

Total	$59,291	$31,034

summary Of Property Plant And Equipment
Property and equipment, net is stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, which are as follows:

Small equipment	2 years
Computer equipment and software	3 years
Laboratory equipment	5-7 years
Furniture and fixtures	5-7 years
Leasehold improvements	Shorter of the lease term and the useful life

DYNAMICS SPECIAL PURPOSE [Member]
Accounting Policies [Line Items]
Summary of Reconciliation of Condensed Balance Sheet
As of December 31, 2021, the Class A Common Stock subject to redemption reflected in the consolidated balance sheet is reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Issuance costs allocated to Class A Common Stock	(13,181,867)
Plus:
Remeasurement of carrying value to redemption value	13,181,867

Class A Common Stock subject to possible redemption	$230,000,000

Summary of Basic and Diluted Net Earnings (loss) Per Common Share
The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

	For the Period from March 1, 2021 (Inception) Through December 31, 2021
	Class A	Class B

Basic and diluted net loss per share:
Numerator:
Net loss	$(2,919,481)	$(937,607)

Denominator:
Basic and diluted weighted average shares outstanding	16,872,995	5,418,853
Basic and diluted net loss per share	$(0.17)	$(0.17)